Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the component parts of earnings per share [Abstract]
Net income	$ 42,238	$ 44,193	$ 39,812
Less: Net income allocated to participating securities	0	43	45
Net income allocated to common shareholders	42,238	44,150	39,767
Basic EPS [Abstract]
Distributed earnings allocated to common stock	24,961	24,866	24,745
Undistributed earnings allocated to common stock	17,277	19,284	15,022
Net income allocated to common shareholders	$ 42,238	$ 44,150	$ 39,767
Weighted average common shares outstanding including participating securities (in shares)	95,103	94,721	94,266
Less: Participating securities (in shares)	0	93	106
Weighted average common shares (in shares)	95,103	94,628	94,160
Basic EPS (in dollars per share)	$ 0.444	$ 0.467	$ 0.422
Diluted EPS [Abstract]
Net income allocated to common shareholders	$ 42,238	$ 44,150	$ 39,767
Weighted average common shares for basic EPS (in shares)	95,103	94,628	94,160
Effect of Dilutive Securities [Abstract]
Stock Options (in shares)	110	125	46
Weighted average common shares including potential dilutive shares (in shares)	95,213	94,753	94,206
Diluted EPS (in dollars per share)	$ 0.444	$ 0.466	$ 0.422
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of antidilutive stock options excluded from diluted earnings per share (in shares)	1,500	2,300	2,500